Leases - Summary of Maturity Analysis of Finance Lease Payables (Detail) - Dec. 31, 2018 $ in Thousands, $ in Thousands	USD ($)	MXN ($)
Disclosure Of Maturity Analysis Of Finance Lease Payables [line items]
Finance lease payables	$ 350,168	$ 6,892,335
Less: short-term unaccrued interest	12,791	251,768
Less: long-term unaccrued interest	29,837	587,287
Total capital leases	307,540	6,053,280
Less: current portion of leases (excluding interest)	47,480	934,546
Total long-term capital leases	260,060	5,118,734
2019 [member]
Disclosure Of Maturity Analysis Of Finance Lease Payables [line items]
Finance lease payables	63,766	1,255,105
2020 [member]
Disclosure Of Maturity Analysis Of Finance Lease Payables [line items]
Finance lease payables	60,268	1,186,253
2021 [member]
Disclosure Of Maturity Analysis Of Finance Lease Payables [line items]
Finance lease payables	60,268	1,186,253
2022 [member]
Disclosure Of Maturity Analysis Of Finance Lease Payables [line items]
Finance lease payables	60,268	1,186,253
2023 [member]
Disclosure Of Maturity Analysis Of Finance Lease Payables [line items]
Finance lease payables	60,268	1,186,253
2024 and thereafter [member]
Disclosure Of Maturity Analysis Of Finance Lease Payables [line items]
Finance lease payables	$ 45,330	$ 892,218